UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Harris Goldblat

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: March 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS.

(a) The Report to Shareholders is filed herewith

Franklin International Low Volatility High Dividend Index ETF
LVHI | Cboe BZX Exchange, Inc.
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin International Low Volatility High Dividend Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin International Low Volatility High Dividend Index ETF	$43	0.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin International Low Volatility High Dividend Index ETF returned 14.35%. The Fund compares its performance to the Franklin International Low Volatility High Dividend Hedged Index-NR and the MSCI World ex U.S. IMI (Local) Index-NR, which returned 14.90% and 5.08%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By country, the U.K., Switzerland and Singapore contributed given their weight in the Underlying Index and strong double-digit returns.
↑	By sector, financials, consumer staples and utilities contributed with strong double-digit returns.

Top detractors from performance:
↓	By country, Germany, Australia and Italy detracted given their return and weight in the Underlying Index.
↓	By sector, consumer discretionary was the leading detractor with a negative return.
Use of derivatives and the impact on performance:
The Fund utilized MSCI EAFE Index futures to equitize cash and accruals. A currency hedging strategy was utilized to reduce the volatility associated with exposure to shifts in relative value between the U.S. Dollar and the currency of local markets. In aggregate, these derivatives contributed to performance.
Franklin International Low Volatility High Dividend Index ETF	PAGE 1	LVHI-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin International Low Volatility High Dividend Index ETF
7/27/2016 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (7/27/2016)
Franklin International Low Volatility High Dividend Index ETF (NAV)	14.35	15.73	9.17
MSCI All Country World ex-U.S. Index-NR	6.09	10.92	6.59
Franklin International Low Volatility High Dividend Hedged Index-NR	14.90	16.20	9.63
MSCI World ex U.S. IMI (Local) Index-NR	5.08	13.39	8.24
Total return information is based on net asset values calculated for shareholder transactions. Certain adjustments were made to the net assets of the Fund at the beginning of the period for financial reporting purposes. Accordingly, adjusted total returns have been disclosed in the Financial Highlights and differ from those reported here.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$2,330,620,230
Total Number of Portfolio Holdings*	151
Total Management Fee Paid (based on a unitary fee)	$5,264,996
Portfolio Turnover Rate	93%
*	Does not include derivatives, except purchased options, if any.
Franklin International Low Volatility High Dividend Index ETF	PAGE 2	LVHI-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)

Portfolio Composition*	% of Total Investments
Financials	23.6%
Energy	16.3%
Consumer Staples	10.2%
Industrials	9.9%
Consumer Discretionary	9.0%
Utilities	7.6%
Materials	7.6%
Health Care	7.0%
Communication Services	6.4%
Real Estate	1.5%
Short-Term Investments	0.9%

Geographic Composition*	% of Total Investments
Japan	14.8%
Canada	14.1%
United States	11.7%
France	11.6%
United Kingdom	9.1%
Germany	8.1%
Italy	6.7%
Australia	5.7%
Switzerland	4.7%
Singapore	3.6%
Sweden	2.8%
Norway	1.8%
Netherlands	1.4%
Hong Kong	1.3%
Finland	0.6%
Spain	0.4%
China	0.4%
Portugal	0.3%
Short-Term Investments	0.9%
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin International Low Volatility High Dividend Index ETF	PAGE 3	LVHI-ATSR-0525

Franklin U.S. Low Volatility High Dividend Index ETF
LVHD | The Nasdaq Stock Market LLC
Annual Shareholder Report | March 31, 2025

This annual shareholder report contains important information about Franklin U.S. Low Volatility High Dividend Index ETF for the period April 1, 2024, to March 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Franklin U.S. Low Volatility High Dividend Index ETF	$29	0.27%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended March 31, 2025, Franklin U.S. Low Volatility High Dividend Index ETF returned 15.76%. The Fund compares its performance to the Russell 3000 Index and the Franklin Low Volatility High Dividend Index-NR, which returned 7.22% and 16.09%, respectively, for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	By sector, utilities, consumer staples and real estate, given their weight in the Underlying Index and strong double-digit returns, were leading contributors.

Top detractors from performance:
↓	By sector, materials, industrials, communication services and health care, all with negative or relatively weak returns, detracted from performance in the Underlying Index.
Use of derivatives and the impact on performance:
The Fund utilized S&P 500 Index futures to equitize frictional cash, which contributed to performance.
Franklin U.S. Low Volatility High Dividend Index ETF	PAGE 1	LVHD-ATSR-0525

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Franklin U.S. Low Volatility High Dividend Index ETF
12/28/2015 — 3/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended March 31, 2025

	1 Year	5 Year	Since Inception (12/28/2015)
Franklin U.S. Low Volatility High Dividend Index ETF (NAV)	15.76	13.71	9.06
Russell 3000 Index	7.22	18.18	12.88
Franklin Low Volatility High Dividend Index-NR	16.09	13.97	9.32
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit https://www.franklintempleton.com/investments/options/exchange-traded-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of March 31, 2025)

Total Net Assets	$548,857,332
Total Number of Portfolio Holdings*	111
Total Management Fee Paid (based on a unitary fee)	$1,540,758
Portfolio Turnover Rate	49%
*	Does not include derivatives, except purchased options, if any.
Franklin U.S. Low Volatility High Dividend Index ETF	PAGE 2	LVHD-ATSR-0525

WHAT DID THE FUND INVEST IN? (as of March 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
On August 1, 2024, the Fund’s principal investment strategies was revised to reflect the Underlying Index’s (and therefore the Fund’s) decreased exposure to the utilities sector.
Related disclosure regarding the risks of investing in securities in the utilities sector was removed from the Fund’s principal risks.
This is a summary of a change to the Fund since April 1, 2024. For more complete information, you may review the Fund’s current prospectus and the Fund’s next prospectus, which we expect to be available by August 1, 2025, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or ETFs-Product@franklintempleton.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Franklin U.S. Low Volatility High Dividend Index ETF	PAGE 3	LVHD-ATSR-0525

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Deborah D. McWhinney, possesses the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial expert,” and has designated Deborah D. McWhinney as the Audit Committee’s financial expert. Deborah D. McWhinney, is an “independent” Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending March 31, 2024 and March 31 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $150,630 in March 31, 2024 and $ 145,352 in March 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in March 31, 2024 and $0 in March 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $82,000 in March 31, 2024 and $72,000 in March 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to the Registrant’s investment manager and any entity controlling, controlled by, or under common control with the investment manager that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in March 31, 2024 and $0 in March 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

{(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by the Registrant’s investment [manager/adviser] or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and the Covered Service Providers constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.}

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $0 in March 31, 2024 and $1,315,528 in March 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Rohit Bhagat

Deborah D. McWhinney

Anantha K. Pradeep

Alison J. Baumann

b)	Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Franklin Low Volatility High Dividend Index ETFs
Financial Statements and Other Important Information
Annual | March 31, 2025

Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF

franklintempleton.com
Financial Statements and Other Important Information — Annual

Schedules of Investments
March 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 96.7%
Communication Services — 6.3%
Diversified Telecommunication Services — 3.5%
BT Group PLC	6,530,287	$13,979,450
Koninklijke KPN NV	1,539,393	6,513,396
Nippon Telegraph & Telephone Corp.	33,659,158	32,569,748
Orange SA	1,328,185	17,209,301
Swisscom AG, Registered Shares	18,682	10,758,383
Total Diversified Telecommunication Services		81,030,278
Media — 0.1%
ITV PLC	1,732,019	1,762,774
Wireless Telecommunication Services — 2.7%
Freenet AG	63,216	2,406,397
Rogers Communications Inc., Class B Shares	813,316	21,716,682
SoftBank Corp.	11,371,030	15,846,748
Vodafone Group PLC	25,954,961	24,422,507
Total Wireless Telecommunication Services		64,392,334

Total Communication Services		147,185,386
Consumer Discretionary — 7.6%
Automobile Components — 1.5%
Bridgestone Corp.	458,300	18,373,067
Cie Generale des Etablissements Michelin SCA	312,140	10,927,803
Toyo Tire Corp.	279,800	5,111,767
Total Automobile Components		34,412,637
Automobiles — 4.2%
Bayerische Motoren Werke AG	256,450	20,410,645
Isuzu Motors Ltd.	483,100	6,514,452
Mercedes-Benz Group AG	520,077	30,443,263
Renault SA	180,418	9,072,019
Stellantis NV	2,877,282	31,894,723
Total Automobiles		98,335,102
Broadline Retail — 0.1%
B&M European Value Retail SA	931,070	3,129,433
Distributors — 0.1%
Inchcape PLC	229,363	1,983,538
Hotels, Restaurants & Leisure — 0.7%
Evolution AB	176,011	13,071,468
Genting Singapore Ltd.	4,763,000	2,657,727
Total Hotels, Restaurants & Leisure		15,729,195
Household Durables — 0.5%
Haseko Corp.	150,371	1,975,920
Sekisui House Ltd.	450,300	10,057,523
Total Household Durables		12,033,443
Specialty Retail — 0.5%
H & M Hennes & Mauritz AB, Class B Shares	581,887	7,637,734
Kingfisher PLC	1,510,127	4,937,317
Total Specialty Retail		12,575,051

Total Consumer Discretionary		178,198,399
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Consumer Staples — 10.1%
Beverages — 2.0%
Diageo PLC	1,425,640	$37,069,735
Kirin Holdings Co. Ltd.	572,557	7,954,308
Total Beverages		45,024,043
Consumer Staples Distribution & Retail — 1.2%
Carrefour SA	449,499	6,418,959
Metcash Ltd.	817,761	1,610,298
Tesco PLC	4,758,528	20,410,108
Total Consumer Staples Distribution & Retail		28,439,365
Food Products — 3.5%
MEIJI Holdings Co., Ltd	394,000	8,562,926
Mowi ASA	175,171	3,235,824
Nestle SA, Registered Shares	606,144	61,207,013
Orkla ASA	202,109	2,212,050
WH Group Ltd.	5,659,961	5,194,160
Total Food Products		80,411,973
Household Products — 1.2%
Reckitt Benckiser Group PLC	423,828	28,611,042
Tobacco — 2.2%
Imperial Brands PLC	696,361	25,751,433
Japan Tobacco Inc.	952,134	26,194,191
Total Tobacco		51,945,624

Total Consumer Staples		234,432,047
Energy — 16.1%
Oil, Gas & Consumable Fuels — 16.1%
Aker BP ASA	234,439	5,552,394
Canadian Natural Resources Ltd.	1,817,077	55,904,234
Equinor ASA	744,613	19,695,615
Inpex Corp.	1,573,900	21,655,071
New Hope Corp. Ltd.	769,189	1,778,278
Pembina Pipeline Corp.	674,038	26,956,837
Peyto Exploration & Development Corp.	226,809	2,872,835
Repsol SA	737,936	9,804,562
Santos Ltd.	1,961,835	8,141,969
Shell PLC	1,636,120	59,658,997
Suncor Energy Inc.	1,283,177	49,677,695
TC Energy Corp.	1,039,683	49,092,831
TotalEnergies SE	886,771	57,147,750
Whitecap Resources Inc.	665,409	4,281,179
Yancoal Australia Ltd.	636,357	2,006,523

Total Energy		374,226,770
Financials — 23.4%
Banks — 15.2%
ABN AMRO Bank NV, CVA	544,061	11,377,775
ANZ Group Holdings Ltd.	1,068,454	19,368,336
Bank of Nova Scotia	967,822	45,881,185
Banque Cantonale Vaudoise, Registered Shares	14,165	1,543,381
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
BNP Paribas SA	525,607	$43,666,497
BOC Hong Kong Holdings Ltd.	2,135,947	8,620,328
Canadian Imperial Bank of Commerce	674,509	37,937,470
Credit Agricole SA	1,224,022	22,179,725
DBS Group Holdings Ltd.	812,370	28,086,328
DNB Bank ASA	245,615	6,423,273
Intesa Sanpaolo SpA	11,683,242	59,744,238
Mediobanca Banca di Credito Finanziario SpA	596,193	11,118,798
Nordea Bank Abp	1,113,633	14,158,686
Oversea-Chinese Banking Corp. Ltd.	937,552	12,067,294
Svenska Handelsbanken AB, Class A Shares	959,087	10,803,346
Swedbank AB, Class A Shares	417,201	9,465,322
United Overseas Bank Ltd.	443,115	12,557,288
Total Banks		354,999,270
Insurance — 8.2%
Allianz SE, Registered Shares	139,077	52,896,354
ASR Nederland NV	73,443	4,203,071
Aviva PLC	1,996,908	14,310,337
AXA SA	783,566	33,348,493
Generali	647,680	22,653,835
NN Group NV	162,003	8,973,781
Poste Italiane SpA	334,656	5,939,373
Power Corp. of Canada	231,698	8,190,929
Swiss Life Holding AG, Registered Shares	11,848	10,753,257
Zurich Insurance Group AG	40,877	28,414,077
Total Insurance		189,683,507

Total Financials		544,682,777
Health Care — 6.9%
Pharmaceuticals — 6.9%
GSK PLC	2,196,473	41,449,145
Novartis AG, Registered Shares	517,705	57,250,361
Ono Pharmaceutical Co. Ltd.	550,400	5,898,195
Roche Holding AG	169,737	55,731,674

Total Health Care		160,329,375
Industrials — 9.8%
Air Freight & Logistics — 0.9%
Deutsche Post AG, Registered Shares	499,494	21,301,580
Building Products — 0.1%
Xinyi Glass Holdings Ltd.	2,006,639	1,978,191
Commercial Services & Supplies — 0.1%
Securitas AB, Class B Shares	200,760	2,836,994
Construction & Engineering — 1.3%
Bouygues SA	150,125	5,904,432
INFRONEER Holdings Inc.	214,700	1,733,651
Vinci SA	186,528	23,433,014
Total Construction & Engineering		31,071,097
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Electrical Equipment — 0.1%
Signify NV	86,425	$1,861,525
Ground Transportation — 0.3%
Aurizon Holdings Ltd.	1,669,702	3,225,473
MTR Corp. Ltd.	825,642	2,700,743
Total Ground Transportation		5,926,216
Industrial Conglomerates — 0.5%
CK Hutchison Holdings Ltd.	1,092,031	6,140,683
Keppel Ltd.	589,720	3,027,355
Swire Pacific Ltd., Class A Shares	267,509	2,358,665
Total Industrial Conglomerates		11,526,703
Machinery — 1.6%
Daimler Truck Holding AG	264,497	10,605,548
Hitachi Construction Machinery Co. Ltd.	226,800	5,986,222
SKF AB, Class B Shares	240,266	4,836,366
Volvo AB, Class B Shares	531,682	15,518,926
Total Machinery		36,947,062
Passenger Airlines — 0.1%
Singapore Airlines Ltd.	645,413	3,260,438
Trading Companies & Distributors — 4.8%
Marubeni Corp.	953,700	15,175,399
Mitsubishi Corp.	2,741,000	48,142,547
Mitsui & Co. Ltd.	1,514,700	28,356,310
Sojitz Corp.	259,300	5,690,936
Sumitomo Corp.	635,200	14,323,221
Total Trading Companies & Distributors		111,688,413

Total Industrials		228,398,219
Materials — 7.5%
Chemicals — 1.0%
Asahi Kasei Corp.	851,800	5,963,853
Daicel Corp.	197,700	1,715,365
Denka Co., Ltd.	109,200	1,560,887
Johnson Matthey PLC	174,436	2,981,031
Mitsui Chemicals Inc.	280,700	6,273,234
Nippon Shokubai Co. Ltd.	120,600	1,404,876
Tosoh Corp.	202,037	2,774,395
Zeon Corp.	160,900	1,608,569
Total Chemicals		24,282,210
Construction Materials — 0.8%
Holcim AG	176,279	18,828,331 *
Metals & Mining — 5.7%
BHP Group Ltd.	1,640,314	39,046,589
Fortescue Ltd.	1,416,140	13,563,532
JFE Holdings Inc.	835,400	10,220,438
Kobe Steel Ltd.	621,800	7,193,487
Nippon Steel Corp.	850,500	18,171,376
Norsk Hydro ASA	808,599	4,629,930
Rio Tinto PLC	628,261	37,193,225
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Metals & Mining — continued
Yamato Kogyo Co. Ltd.	31,800	$1,681,653
Total Metals & Mining		131,700,230

Total Materials		174,810,771
Real Estate — 1.5%
Diversified REITs — 0.2%
Daiwa House REIT Investment Corp.	1,094	1,732,374
Mapletree Pan Asia Commercial Trust	2,276,200	2,116,844
Total Diversified REITs		3,849,218
Industrial REITs — 0.5%
CapitaLand Ascendas REIT	2,076,366	4,124,617
Frasers Logistics & Commercial Trust	3,240,000	2,205,639
Mapletree Industrial Trust	1,547,256	2,417,408
Mapletree Logistics Trust	3,628,800	3,536,737
Total Industrial REITs		12,284,401
Real Estate Management & Development — 0.3%
Sun Hung Kai Properties Ltd.	681,835	6,476,306
Retail REITs — 0.5%
CapitaLand Integrated Commercial Trust	4,415,800	6,899,174
Klepierre SA	116,999	3,907,744
SmartCentres Real Estate Investment Trust	105,304	1,850,365
Total Retail REITs		12,657,283

Total Real Estate		35,267,208
Utilities — 7.5%
Electric Utilities — 4.8%
CK Infrastructure Holdings Ltd.	410,475	2,458,534
CLP Holdings Ltd.	555,069	4,523,139
EDP SA	1,989,557	6,688,063
Enel SpA	4,602,475	37,272,056
Fortis Inc.	458,473	20,880,949
Origin Energy Ltd.	891,989	5,853,028
Power Assets Holdings Ltd.	586,417	3,512,337
SSE PLC	1,171,806	24,109,398
Terna - Rete Elettrica Nazionale SpA	782,688	7,071,428
Total Electric Utilities		112,368,932
Gas Utilities — 0.4%
Italgas SpA	486,587	3,487,433
Snam SpA	1,315,149	6,811,895
Total Gas Utilities		10,299,328
Multi-Utilities — 2.3%
E.ON SE	1,215,857	18,334,637
Engie SA	1,072,757	20,898,827
Veolia Environnement SA	397,333	13,627,079
Total Multi-Utilities		52,860,543

Total Utilities		175,528,803
Total Common Stocks (Cost — $2,130,176,002)		2,253,059,755
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Preferred Stocks — 1.3%
Consumer Discretionary — 1.3%
Automobiles — 1.3%
Porsche Automobil Holding SE	5.527%	157,110	$5,865,188 (a)
Volkswagen AG	6.798%	244,865	24,746,930 (a)

Total Preferred Stocks (Cost — $31,793,114)			30,612,118
Total Investments before Short-Term Investments (Cost — $2,161,969,116)			2,283,671,873

Short-Term Investments — 0.9%
Invesco Treasury Portfolio, Institutional Class (Cost — $20,989,958)	4.255%	20,989,958	20,989,958 (b)
Total Investments — 98.9% (Cost — $2,182,959,074)			2,304,661,831
Other Assets in Excess of Liabilities — 1.1%			25,958,399
Total Net Assets — 100.0%			$2,330,620,230

*	Non-income producing security.
(a)	The rate shown represents the yield as of March 31, 2025.
(b)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
CVA	—	Certificaaten van aandelen (Share Certificates)
REIT	—	Real Estate Investment Trust
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
MSCI EAFE Index	225	6/25	$27,805,051	$27,183,375	$(621,676)
At March 31, 2025, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,267,245	CHF	1,112,040	State Street Global Markets, LLC	4/8/25	$9,142
USD	1,487,876	CHF	1,315,491	State Street Global Markets, LLC	4/8/25	(399)
USD	1,702,816	CHF	1,503,556	State Street Global Markets, LLC	4/8/25	1,774
USD	1,709,166	CHF	1,505,425	State Street Global Markets, LLC	4/8/25	6,010
USD	1,923,109	CHF	1,696,167	State Street Global Markets, LLC	4/8/25	4,157
USD	2,365,290	CHF	2,088,080	State Street Global Markets, LLC	4/8/25	2,949
USD	3,011,681	CHF	2,653,351	State Street Global Markets, LLC	4/8/25	9,823
USD	3,562,146	CHF	3,146,643	State Street Global Markets, LLC	4/8/25	2,204
USD	3,864,484	CHF	3,382,587	State Street Global Markets, LLC	4/8/25	37,608
USD	4,725,805	CHF	4,163,789	State Street Global Markets, LLC	4/8/25	15,119
USD	17,148,957	CHF	15,058,945	State Street Global Markets, LLC	4/8/25	112,079
USD	204,182,924	CHF	180,317,207	State Street Global Markets, LLC	4/8/25	181,762
USD	3,608,190	EUR	3,297,671	State Street Global Markets, LLC	4/8/25	44,499
USD	4,215,716	EUR	3,901,573	State Street Global Markets, LLC	4/8/25	(592)
USD	4,816,640	EUR	4,459,315	State Street Global Markets, LLC	4/8/25	(2,403)
USD	4,825,413	EUR	4,464,982	State Street Global Markets, LLC	4/8/25	246
USD	5,441,425	EUR	5,030,573	State Street Global Markets, LLC	4/8/25	5,041
USD	6,680,997	EUR	6,192,909	State Street Global Markets, LLC	4/8/25	(11,487)
USD	8,500,897	EUR	7,869,510	State Street Global Markets, LLC	4/8/25	(3,438)
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,156,556	EUR	9,331,322	State Street Global Markets, LLC	4/8/25	$72,487
USD	10,971,663	EUR	10,031,097	State Street Global Markets, LLC	4/8/25	131,369
USD	13,405,154	EUR	12,348,789	State Street Global Markets, LLC	4/8/25	60,202
USD	48,620,636	EUR	44,658,982	State Street Global Markets, LLC	4/8/25	359,065
USD	578,597,529	EUR	534,067,514	State Street Global Markets, LLC	4/8/25	1,447,407
USD	1,722,484	GBP	1,330,579	State Street Global Markets, LLC	4/8/25	5,069
USD	2,031,502	GBP	1,573,945	State Street Global Markets, LLC	4/8/25	(32)
USD	2,322,609	GBP	1,798,956	State Street Global Markets, LLC	4/8/25	647
USD	2,332,013	GBP	1,801,208	State Street Global Markets, LLC	4/8/25	7,144
USD	2,616,993	GBP	2,029,435	State Street Global Markets, LLC	4/8/25	(2,455)
USD	3,219,324	GBP	2,498,315	State Street Global Markets, LLC	4/8/25	(5,320)
USD	4,114,566	GBP	3,174,599	State Street Global Markets, LLC	4/8/25	17,024
USD	4,862,028	GBP	3,764,712	State Street Global Markets, LLC	4/8/25	2,810
USD	5,254,795	GBP	4,047,240	State Street Global Markets, LLC	4/8/25	30,911
USD	6,462,134	GBP	4,981,675	State Street Global Markets, LLC	4/8/25	32,149
USD	23,362,698	GBP	18,018,042	State Street Global Markets, LLC	4/8/25	106,315
USD	278,564,262	GBP	216,123,066	State Street Global Markets, LLC	4/8/25	(391,725)
USD	193,578	NOK	2,068,384	State Street Global Markets, LLC	4/8/25	(2,764)
USD	232,082	NOK	2,444,926	State Street Global Markets, LLC	4/8/25	(4)
USD	265,480	NOK	2,793,897	State Street Global Markets, LLC	4/8/25	268
USD	266,481	NOK	2,795,628	State Street Global Markets, LLC	4/8/25	1,105
USD	298,808	NOK	3,152,123	State Street Global Markets, LLC	4/8/25	(408)
USD	368,818	NOK	3,880,693	State Street Global Markets, LLC	4/8/25	442
USD	469,167	NOK	4,930,926	State Street Global Markets, LLC	4/8/25	1,097
USD	548,870	NOK	5,852,415	State Street Global Markets, LLC	4/8/25	(6,672)
USD	594,520	NOK	6,288,236	State Street Global Markets, LLC	4/8/25	(2,393)
USD	732,256	NOK	7,741,790	State Street Global Markets, LLC	4/8/25	(2,635)
USD	2,643,291	NOK	27,992,914	State Street Global Markets, LLC	4/8/25	(13,943)
USD	30,781,993	NOK	334,327,752	State Street Global Markets, LLC	4/8/25	(954,158)
USD	366,722	SEK	3,671,519	State Street Global Markets, LLC	4/8/25	1,041
USD	432,493	SEK	4,342,923	State Street Global Markets, LLC	4/8/25	(60)
USD	491,230	SEK	4,965,148	State Street Global Markets, LLC	4/8/25	(3,296)
USD	495,612	SEK	4,968,113	State Street Global Markets, LLC	4/8/25	790
USD	552,969	SEK	5,600,740	State Street Global Markets, LLC	4/8/25	(4,862)
USD	687,552	SEK	6,893,308	State Street Global Markets, LLC	4/8/25	983
USD	874,904	SEK	8,759,551	State Street Global Markets, LLC	4/8/25	2,458
USD	1,026,283	SEK	10,390,796	State Street Global Markets, LLC	4/8/25	(8,634)
USD	1,113,262	SEK	11,169,399	State Street Global Markets, LLC	4/8/25	796
USD	1,356,752	SEK	13,751,080	State Street Global Markets, LLC	4/8/25	(12,848)
USD	4,911,851	SEK	49,726,599	State Street Global Markets, LLC	4/8/25	(40,891)
USD	58,557,789	SEK	593,644,053	State Street Global Markets, LLC	4/8/25	(568,832)
USD	490,793	AUD	780,799	UBS Securities LLC	4/8/25	4,207
USD	575,494	AUD	923,496	UBS Securities LLC	4/8/25	(20)
USD	662,890	AUD	1,055,645	UBS Securities LLC	4/8/25	5,022
USD	666,740	AUD	1,056,985	UBS Securities LLC	4/8/25	8,037
USD	746,081	AUD	1,190,877	UBS Securities LLC	4/8/25	3,938
USD	924,361	AUD	1,465,999	UBS Securities LLC	4/8/25	10,764
USD	1,175,070	AUD	1,862,887	UBS Securities LLC	4/8/25	14,137
USD	1,395,709	AUD	2,209,169	UBS Securities LLC	4/8/25	18,976
USD	1,509,286	AUD	2,374,868	UBS Securities LLC	4/8/25	29,291
USD	1,841,730	AUD	2,923,335	UBS Securities LLC	4/8/25	19,936
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Franklin International Low Volatility High Dividend Index ETF
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	6,694,284	AUD	10,573,417	UBS Securities LLC	4/8/25	$105,032
USD	80,429,948	AUD	126,618,265	UBS Securities LLC	4/8/25	1,522,653
USD	1,581,916	CAD	2,285,350	UBS Securities LLC	4/8/25	(6,584)
USD	1,878,899	CAD	2,703,324	UBS Securities LLC	4/8/25	(126)
USD	2,162,939	CAD	3,089,775	UBS Securities LLC	4/8/25	15,299
USD	2,163,211	CAD	3,093,537	UBS Securities LLC	4/8/25	12,957
USD	2,429,615	CAD	3,485,628	UBS Securities LLC	4/8/25	6,826
USD	3,011,062	CAD	4,290,420	UBS Securities LLC	4/8/25	28,879
USD	3,809,417	CAD	5,452,404	UBS Securities LLC	4/8/25	19,563
USD	4,500,963	CAD	6,466,092	UBS Securities LLC	4/8/25	6,514
USD	4,861,337	CAD	6,951,143	UBS Securities LLC	4/8/25	29,739
USD	5,976,630	CAD	8,556,460	UBS Securities LLC	4/8/25	29,209
USD	21,613,924	CAD	30,947,400	UBS Securities LLC	4/8/25	103,018
USD	260,522,309	CAD	371,234,911	UBS Securities LLC	4/8/25	2,484,503
USD	228,153	HKD	1,772,069	UBS Securities LLC	4/8/25	336
USD	269,464	HKD	2,096,175	UBS Securities LLC	4/8/25	(20)
USD	308,248	HKD	2,395,863	UBS Securities LLC	4/8/25	236
USD	308,631	HKD	2,398,892	UBS Securities LLC	4/8/25	230
USD	347,782	HKD	2,702,787	UBS Securities LLC	4/8/25	312
USD	427,966	HKD	3,327,153	UBS Securities LLC	4/8/25	227
USD	543,811	HKD	4,227,916	UBS Securities LLC	4/8/25	271
USD	645,363	HKD	5,013,828	UBS Securities LLC	4/8/25	786
USD	694,005	HKD	5,390,254	UBS Securities LLC	4/8/25	1,034
USD	853,769	HKD	6,634,708	UBS Securities LLC	4/8/25	812
USD	3,089,236	HKD	23,997,348	UBS Securities LLC	4/8/25	4,138
USD	37,157,763	HKD	288,559,570	UBS Securities LLC	4/8/25	60,559
USD	1,750,835	JPY	257,460,639	UBS Securities LLC	4/8/25	27,600
USD	2,037,965	JPY	304,560,051	UBS Securities LLC	4/8/25	(515)
USD	2,312,582	JPY	348,097,248	UBS Securities LLC	4/8/25	(17,301)
USD	2,330,287	JPY	348,535,680	UBS Securities LLC	4/8/25	(2,531)
USD	2,640,015	JPY	392,702,709	UBS Securities LLC	4/8/25	11,578
USD	3,212,447	JPY	483,372,435	UBS Securities LLC	4/8/25	(22,860)
USD	4,071,604	JPY	614,214,829	UBS Securities LLC	4/8/25	(39,457)
USD	4,917,004	JPY	728,483,669	UBS Securities LLC	4/8/25	41,119
USD	5,249,972	JPY	783,159,327	UBS Securities LLC	4/8/25	8,132
USD	6,486,852	JPY	963,988,993	UBS Securities LLC	4/8/25	34,684
USD	23,279,275	JPY	3,486,616,193	UBS Securities LLC	4/8/25	(57,334)
USD	280,937,293	JPY	41,505,254,323	UBS Securities LLC	4/8/25	3,134,450
USD	415,240	SGD	551,740	UBS Securities LLC	4/8/25	4,567
USD	485,676	SGD	652,606	UBS Securities LLC	4/8/25	(75)
USD	556,991	SGD	745,949	UBS Securities LLC	4/8/25	1,762
USD	559,148	SGD	746,899	UBS Securities LLC	4/8/25	3,212
USD	630,082	SGD	841,520	UBS Securities LLC	4/8/25	3,718
USD	773,723	SGD	1,035,894	UBS Securities LLC	4/8/25	2,681
USD	983,750	SGD	1,316,329	UBS Securities LLC	4/8/25	3,973
USD	1,170,871	SGD	1,561,067	UBS Securities LLC	4/8/25	8,929
USD	1,261,166	SGD	1,678,275	UBS Securities LLC	4/8/25	11,983
USD	1,547,414	SGD	2,065,725	UBS Securities LLC	4/8/25	9,843
USD	5,604,818	SGD	7,471,660	UBS Securities LLC	4/8/25	43,473
USD	67,546,966	SGD	89,807,271	UBS Securities LLC	4/8/25	701,148
Net unrealized appreciation on open forward foreign currency contracts						$9,127,211

See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

 Franklin International Low Volatility High Dividend Index ETF
Abbreviation(s) used in this table:
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	United States Dollar

Summary of Investments by Country# (unaudited)
Japan	14.8%
Canada	14.1
United States	11.7
France	11.6
United Kingdom	9.1
Germany	8.1
Italy	6.7
Australia	5.7
Switzerland	4.7
Singapore	3.6
Sweden	2.8
Norway	1.8
Netherlands	1.4
Hong Kong	1.3
Finland	0.6
Spain	0.4
China	0.4
Portugal	0.3
Short-Term Investments	0.9
100.0%

#	As a percentage of total investments. Please note that the Fund holdings are as of March 31, 2025, and are subject to change.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 99.0%
Communication Services — 1.7%
Media — 1.7%
Interpublic Group of Cos. Inc.	165,338	$4,490,580
Omnicom Group Inc.	59,715	4,950,971

Total Communication Services		9,441,551
Consumer Discretionary — 6.8%
Hotels, Restaurants & Leisure — 4.7%
Darden Restaurants Inc.	49,658	10,316,946
McDonald’s Corp.	48,788	15,239,908
Total Hotels, Restaurants & Leisure		25,556,854
Specialty Retail — 2.1%
Home Depot Inc.	31,425	11,516,948

Total Consumer Discretionary		37,073,802
Consumer Staples — 24.7%
Beverages — 7.4%
Coca-Cola Co.	208,575	14,938,141
Keurig Dr Pepper Inc.	364,517	12,473,772
PepsiCo Inc.	87,019	13,047,629
Total Beverages		40,459,542
Consumer Staples Distribution & Retail — 1.8%
Sysco Corp.	129,519	9,719,106
Food Products — 7.3%
General Mills Inc.	155,133	9,275,402
Hershey Co.	64,344	11,004,754
Kellanova	84,465	6,967,518
Mondelez International Inc., Class A Shares	190,674	12,937,231
Total Food Products		40,184,905
Household Products — 2.2%
Kimberly-Clark Corp.	85,944	12,222,956
Tobacco — 6.0%
Altria Group Inc.	270,170	16,215,603
Philip Morris International Inc.	102,380	16,250,777
Universal Corp.	6,310	353,676
Total Tobacco		32,820,056

Total Consumer Staples		135,406,565
Energy — 6.2%
Oil, Gas & Consumable Fuels — 6.2%
Chevron Corp.	89,419	14,958,905
Diamondback Energy Inc.	33,466	5,350,544
DT Midstream Inc.	22,698	2,189,903
International Seaways Inc.	28,284	939,029
ONEOK Inc.	108,696	10,784,817

Total Energy		34,223,198
Financials — 7.7%
Banks — 5.4%
Bank of Hawaii Corp.	10,902	751,911
Community Financial System Inc.	10,033	570,476
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Banks — continued
CVB Financial Corp.	30,266	$558,710
First Commonwealth Financial Corp.	18,454	286,775
First Financial Bancorp	13,023	325,315
First Hawaiian Inc.	26,965	659,025
First Interstate BancSystem Inc., Class A Shares	26,735	765,958
First Merchants Corp.	9,454	382,320
Fulton Financial Corp.	44,468	804,426
NBT Bancorp Inc.	7,285	312,526
Old National Bancorp	86,877	1,840,924
PNC Financial Services Group Inc.	51,854	9,114,378
Preferred Bank	3,187	266,624
Provident Financial Services Inc.	24,710	424,271
Towne Bank	9,896	338,344
United Bankshares Inc.	20,551	712,503
US Bancorp	275,917	11,649,216
Total Banks		29,763,702
Capital Markets — 0.2%
Federated Hermes Inc.	20,989	855,721
Insurance — 0.9%
American Financial Group Inc.	11,763	1,544,952
CNA Financial Corp.	11,432	580,631
Fidelity National Financial Inc.	44,994	2,928,210
Total Insurance		5,053,793
Mortgage Real Estate Investment Trusts (REITs) — 1.2%
AGNC Investment Corp.	626,617	6,002,991
Ladder Capital Corp.	29,393	335,374
Total Mortgage Real Estate Investment Trusts (REITs)		6,338,365

Total Financials		42,011,581
Health Care — 2.7%
Pharmaceuticals — 2.7%
Johnson & Johnson	88,707	14,711,169

Industrials — 4.4%
Aerospace & Defense — 2.1%
Lockheed Martin Corp.	25,359	11,328,119
Professional Services — 2.1%
Paychex Inc.	75,873	11,705,686
Trading Companies & Distributors — 0.2%
MSC Industrial Direct Co. Inc., Class A Shares	17,283	1,342,371

Total Industrials		24,376,176
Information Technology — 5.2%
Communications Equipment — 2.3%
Cisco Systems Inc.	209,108	12,904,055
IT Services — 2.9%
International Business Machines Corp.	63,172	15,708,349

Total Information Technology		28,612,404
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Materials — 2.1%
Chemicals — 1.0%
LyondellBasell Industries NV, Class A Shares	75,621	$5,323,718
Containers & Packaging — 1.1%
Packaging Corp. of America	24,194	4,790,896
Sonoco Products Co.	28,491	1,345,915
Total Containers & Packaging		6,136,811

Total Materials		11,460,529
Real Estate — 13.3%
Diversified REITs — 1.1%
American Assets Trust Inc.	11,604	233,705
Broadstone Net Lease Inc.	46,074	785,101
Essential Properties Realty Trust Inc.	51,012	1,665,032
WP Carey Inc.	50,349	3,177,525
Total Diversified REITs		5,861,363
Health Care REITs — 0.7%
CareTrust REIT Inc.	54,762	1,565,098
Healthpeak Properties Inc.	65,152	1,317,374
LTC Properties Inc.	11,583	410,617
National Health Investors Inc.	9,290	686,159
Total Health Care REITs		3,979,248
Hotel & Resort REITs — 1.0%
Apple Hospitality REIT Inc.	75,914	980,050
Host Hotels & Resorts Inc.	303,562	4,313,616
Total Hotel & Resort REITs		5,293,666
Industrial REITs — 0.4%
LXP Industrial Trust	71,998	622,783
STAG Industrial Inc.	46,291	1,672,031
Total Industrial REITs		2,294,814
Office REITs — 0.2%
Easterly Government Properties Inc.	32,801	347,690
Highwoods Properties Inc.	33,817	1,002,336
Total Office REITs		1,350,026
Residential REITs — 2.5%
Equity Residential	58,919	4,217,422
Essex Property Trust Inc.	14,747	4,520,988
Mid-America Apartment Communities Inc.	28,789	4,824,460
Total Residential REITs		13,562,870
Retail REITs — 4.5%
Agree Realty Corp.	35,623	2,749,739
Brixmor Property Group Inc.	94,368	2,505,470
Federal Realty Investment Trust	24,059	2,353,451
Getty Realty Corp.	11,996	374,035
Kimco Realty Corp.	183,294	3,893,165
NETSTREIT Corp.	36,468	578,018
NNN REIT Inc.	44,281	1,888,585
Realty Income Corp.	125,193	7,262,446
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Shares	Value

Retail REITs — continued
Regency Centers Corp.	45,442	$3,351,802
Total Retail REITs		24,956,711
Specialized REITs — 2.9%
CubeSmart	55,275	2,360,795
EPR Properties	21,191	1,114,859
Four Corners Property Trust Inc.	21,134	606,546
Gaming and Leisure Properties Inc.	53,348	2,715,413
National Storage Affiliates Trust	26,845	1,057,693
VICI Properties Inc.	239,997	7,828,702
Total Specialized REITs		15,684,008

Total Real Estate		72,982,706
Utilities — 24.2%
Electric Utilities — 16.8%
ALLETE Inc.	13,241	869,934
Alliant Energy Corp.	60,389	3,886,032
American Electric Power Co. Inc.	117,427	12,831,248
Duke Energy Corp.	113,420	13,833,837
Entergy Corp.	119,957	10,255,124
Evergy Inc.	78,371	5,403,680
Exelon Corp.	255,559	11,776,159
IDACORP Inc.	12,839	1,492,149
OGE Energy Corp.	43,087	1,980,279
Pinnacle West Capital Corp.	41,750	3,976,687
Portland General Electric Co.	36,641	1,634,189
Southern Co.	153,620	14,125,359
Xcel Energy Inc.	143,556	10,162,329
Total Electric Utilities		92,227,006
Gas Utilities — 0.3%
Northwest Natural Holding Co.	9,604	410,283
ONE Gas Inc.	16,370	1,237,408
Total Gas Utilities		1,647,691
Multi-Utilities — 6.8%
Ameren Corp.	56,822	5,704,929
Avista Corp.	20,510	858,754
Black Hills Corp.	19,158	1,161,933
Consolidated Edison Inc.	71,809	7,941,357
DTE Energy Co.	45,936	6,351,571
NiSource Inc.	139,016	5,573,151
Northwestern Energy Group Inc.	13,027	753,872
WEC Energy Group Inc.	79,836	8,700,527
Total Multi-Utilities		37,046,094
Water Utilities — 0.3%
Essential Utilities Inc.	46,692	1,845,735

Total Utilities		132,766,526
Total Investments before Short-Term Investments (Cost — $489,806,616)		543,066,207
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Schedules of Investments (cont’d)
March 31, 2025
 Franklin U.S. Low Volatility High Dividend Index ETF
(Percentages shown based on Fund net assets)
Security	Rate	Shares	Value
Short-Term Investments — 0.7%
Invesco Treasury Portfolio, Institutional Class (Cost — $4,031,341)	4.255%	4,031,341	$4,031,341 (a)
Total Investments — 99.7% (Cost — $493,837,957)			547,097,548
Other Assets in Excess of Liabilities — 0.3%			1,759,784
Total Net Assets — 100.0%			$548,857,332

(a)	Rate shown is one-day yield as of the end of the reporting period.

Abbreviation(s) used in this schedule:
REIT	—	Real Estate Investment Trust
At March 31, 2025, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Depreciation
Contracts to Buy:
E-mini S&P 500 Index	13	6/25	$3,705,750	$3,674,612	$(31,138)
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Statements of Assets and Liabilities
March 31, 2025

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF
Assets:
Investments, at value (Cost — $2,182,959,074 and $493,837,957, respectively)	$2,304,661,831	$547,097,548
Foreign currency, at value (Cost — $3,554,025 and $0, respectively)	3,554,071	—
Receivable for Fund shares sold	14,517,205	—
Dividends receivable	14,199,216	1,701,025
Unrealized appreciation on forward foreign currency contracts	11,314,285	—
Receivable for securities sold	5,338,450	—
Deposits with brokers for open futures contracts	1,026,355	211,470
European Union tax reclaims receivable (Note 1)	68,426	—
Total Assets	2,354,679,839	549,010,043
Liabilities:
Payable for securities purchased	20,537,082	—
Unrealized depreciation on forward foreign currency contracts	2,187,074	—
Investment management fee payable	696,670	121,573
Payable to brokers — net variation margin on open futures contracts	621,676	31,138
European Union tax reclaims contingency fees payable (Note 1)	17,107	—
Total Liabilities	24,059,609	152,711
Total Net Assets	$2,330,620,230	$548,857,332
Net Assets:
Par value (Note 5)	$724	$134
Paid-in capital in excess of par value	2,187,345,765	697,401,600
Total distributable earnings (loss)	143,273,741	(148,544,402)
Total Net Assets	$2,330,620,230	$548,857,332
Shares Outstanding	72,420,000	13,400,000
Net Asset Value	$32.18	$40.96
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Statements of Operations
For the Year Ended March 31, 2025

	Franklin International Low Volatility High Dividend Index ETF	Franklin U.S. Low Volatility High Dividend Index ETF
Investment Income:
Dividends	$71,790,802	$21,684,824
European Union tax reclaims (Note 1)	(2,822)†	—
Less: Foreign taxes withheld	(6,914,988)	—
Total Investment Income	64,872,992	21,684,824
Expenses:
Investment management fee (Note 2)	5,264,996	1,540,758
European Union tax reclaims contingency fees (Note 1)	(602)†	—
Total Expenses	5,264,394	1,540,758
Net Investment Income	59,608,598	20,144,066
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions (Notes 1, 3 and 4):
Net Realized Gain (Loss) From:
Investment transactions	46,774,148	(17,812,220)
Futures contracts	1,205,798	243,333
Forward foreign currency contracts	23,208,245	—
Foreign currency transactions	(492,511)	—
Net Realized Gain (Loss)	70,695,680	(17,568,887)
Change in Net Unrealized Appreciation (Depreciation) From:
Investments	53,142,819	79,200,388
Futures contracts	(652,470)	(68,708)
Forward foreign currency contracts	(2,172,827)	—
Foreign currencies	53,928	—
Change in Net Unrealized Appreciation (Depreciation)	50,371,450	79,131,680
Net Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency Transactions	121,067,130	61,562,793
Increase in Net Assets From Operations	$180,675,728	$81,706,859

†	Reversal of excess European Union tax reclaim and Contingency fees related to the filing of European Union tax reclaims for the period ended March 2025.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Statements of Changes in Net Assets
Franklin International Low Volatility High Dividend Index ETF

For the Years Ended March 31,	2025	2024
Operations:
Net investment income	$59,608,598	$27,709,425
Net realized gain	70,695,680	20,583,073
Change in net unrealized appreciation (depreciation)	50,371,450	66,732,081
Increase in Net Assets From Operations	180,675,728	115,024,579
Distributions to Shareholders From (Note 1):
Total distributable earnings	(68,563,801)	(46,119,061)
Decrease in Net Assets From Distributions to Shareholders	(68,563,801)	(46,119,061)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (47,040,000 and 16,980,000 shares issued, respectively)	1,471,107,824	471,542,240
Cost of shares repurchased (3,180,000 and 2,100,000 shares repurchased, respectively)	(99,795,801)	(60,046,121)
Increase in Net Assets From Fund Share Transactions	1,371,312,023	411,496,119
Increase in Net Assets	1,483,423,950	480,401,637
Net Assets:
Beginning of year	847,196,280	366,794,643
End of year	$2,330,620,230	$847,196,280
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Statements of Changes in Net Assets (cont’d)
Franklin U.S. Low Volatility High Dividend Index ETF

For the Years Ended March 31,	2025	2024
Operations:
Net investment income	$20,144,066	$36,862,026
Net realized loss	(17,568,887)	(28,677,443)
Change in net unrealized appreciation (depreciation)	79,131,680	(8,687,566)
Increase (Decrease) in Net Assets From Operations	81,706,859	(502,983)
Distributions to Shareholders From (Note 1):
Total distributable earnings	(23,243,543)	(36,357,087)
Decrease in Net Assets From Distributions to Shareholders	(23,243,543)	(36,357,087)
Fund Share Transactions (Note 5):
Net proceeds from sale of shares (500,000 and 5,400,000 shares issued, respectively)	19,933,264	201,347,194
Cost of shares repurchased (4,950,000 and 17,650,000 shares repurchased, respectively)	(187,366,883)	(629,252,600)
Decrease in Net Assets From Fund Share Transactions	(167,433,619)	(427,905,406)
Decrease in Net Assets	(108,970,303)	(464,765,476)
Net Assets:
Beginning of year	657,827,635	1,122,593,111
End of year	$548,857,332	$657,827,635
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Financial Highlights
Franklin International Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]	2020[1,3]
Net asset value, beginning of year	$29.66	$26.81	$27.06	$25.83	$21.25	$27.15
Income (loss) from operations:
Net investment income	1.39	1.32	1.25	0.41	1.13	1.00
Net realized and unrealized gain (loss)	2.73	3.70	0.50	1.12	4.78	(5.47)
Total income (loss) from operations	4.12	5.02	1.75	1.53	5.91	(4.47)
Less distributions from:
Net investment income	(1.14)	(1.50)	(1.06)	(0.30)	(1.33)	(1.13)
Net realized gains	(0.46)	(0.67)	(0.94)	—	—	(0.30)
Total distributions	(1.60)	(2.17)	(2.00)	(0.30)	(1.33)	(1.43)
Net asset value, end of year	$32.18	$29.66	$26.81	$27.06	$25.83	$21.25
Total return, based on NAV[4]	14.27%	19.68%	6.90%	5.98%	28.28%	(17.20)%
Net assets, end of year (000s)	$2,330,620	$847,196	$366,795	$102,291	$80,576	$53,552
Ratios to average net assets:
Gross expenses	0.40%[5]	0.40%[5]	0.41%[6]	0.40%[7]	0.40%	0.40%
Net expenses	0.40 [5]	0.40 [5]	0.41 [6]	0.40 [7]	0.40	0.40
Net investment income	4.53	4.81	4.81	3.75 [7]	4.51	4.28
Portfolio turnover rate[8]	93%	64%	78%	24%	54%	96%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period November 1, 2021 through March 31, 2022.
[3]	For the year ended October 31.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]
Expense ratios are including European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would not have changed for the year ended March 31, 2024 and 2025.

[6]
Expense ratios are including European Union tax reclaim contingent fees that were incurred by the Fund during the year. Without these fees, the gross and net expense ratios would have been 0.40% and 0.40%, respectively, for the year ended March 31, 2023.

[7]	Annualized.
[8]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Financial Highlights (cont’d)
Franklin U.S. Low Volatility High Dividend Index ETF

For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:
	2025[1]	2024[1]	2023[1]	2022[1,2]	2021[1,3]	2020[1,3]
Net asset value, beginning of year	$36.85	$37.30	$39.65	$37.31	$29.36	$33.77
Income (loss) from operations:
Net investment income	1.36	1.42	1.33	0.43	0.99	1.13
Net realized and unrealized gain (loss)	4.30	(0.49)	(2.46)	2.45	8.01	(4.45)
Total income (loss) from operations	5.66	0.93	(1.13)	2.88	9.00	(3.32)
Less distributions from:
Net investment income	(1.55)	(1.38)	(1.22)	(0.54)	(1.05)	(1.09)
Total distributions	(1.55)	(1.38)	(1.22)	(0.54)	(1.05)	(1.09)
Net asset value, end of year	$40.96	$36.85	$37.30	$39.65	$37.31	$29.36
Total return, based on NAV[4]	15.76%	2.66%	(2.85)%	7.76%	31.07%	(9.90)%
Net assets, end of year (millions)	$549	$658	$1,123	$728	$743	$671
Ratios to average net assets:
Gross expenses	0.27%	0.27%	0.27%	0.27%[5]	0.27%	0.27%
Net expenses	0.27	0.27	0.27	0.27 [5]	0.27	0.27
Net investment income	3.53	3.96	3.54	2.71 [5]	2.84	3.69
Portfolio turnover rate[6]	49%	65%	52%	14%	52%	48%

[1]	Per share amounts have been calculated using the average shares method.
[2]	For the period November 1, 2021 through March 31, 2022.
[3]	For the year ended October 31.
[4]
Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.
[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.
See Notes to Financial Statements.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Notes to Financial Statements
1. Organization and significant accounting policies
Franklin International Low Volatility High Dividend Index ETF (“International Low Volatility High Dividend Index ETF”) and Franklin U.S. Low Volatility High Dividend Index ETF (“U.S. Low Volatility High Dividend Index ETF”) (the “Funds”) are separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Funds are exchange-traded funds (“ETFs”). ETFs are funds that trade like other publicly-traded securities. The Funds are designed to track an index. Similar to shares of an index mutual fund, each share of the Funds represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Funds may be directly purchased from and redeemed by the Funds at NAV solely by certain large institutional investors who have entered into agreements with the Funds’ distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Funds are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.
Shares of the Funds are listed and traded at market prices on the Cboe BZX Exchange, Inc. for International Low Volatility High Dividend Index ETF and NASDAQ for U.S. Low Volatility High Dividend Index ETF. The market price for a Fund’s shares may be different from a Fund’s NAV. The Funds issue and redeem shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Funds at NAV. Creation Units are issued and redeemed generally in-kind for a basket of securities and/or cash. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Funds at NAV.
International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF seek to track the investment results of the Franklin International Low Volatility High Dividend Hedged Index and Franklin Low Volatility High Dividend Index, respectively (together, the “Indices”). The Franklin International Low Volatility High Dividend Hedged Index seeks to provide more stable income through investments in stocks of profitable companies in developed markets outside of the United States with relatively high dividend yields or anticipated dividend yields and lower price and earnings volatility while mitigating exposure to exchange-rate fluctuations between the U.S. dollar and other international currencies. The Franklin Low Volatility High Dividend Index seeks to provide more stable income through investments in stocks of profitable U.S. companies with relatively high dividend yields and lower price and earnings volatility. The Indices are based on a proprietary methodology created and sponsored by Franklin Advisers, Inc. (“Franklin Advisers”), the Funds’ subadviser.
The Funds follow the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946. Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees (the “Board”).

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
Pursuant to policies adopted by the Board, the Funds’ manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Funds’ manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Funds’ manager and the Board. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.
GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Funds’ assets and liabilities carried at fair value:
International Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
Common Stocks	$2,253,059,755	—	—	$2,253,059,755
Preferred Stocks	30,612,118	—	—	30,612,118
Total Long-Term Investments	2,283,671,873	—	—	2,283,671,873
Short-Term Investments†	20,989,958	—	—	20,989,958
Total Investments	$2,304,661,831	—	—	$2,304,661,831
Other Financial Instruments:
Forward Foreign Currency Contracts††	—	$11,314,285	—	$11,314,285
Total	$2,304,661,831	$11,314,285	—	$2,315,976,116

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$621,676	—	—	$621,676
Forward Foreign Currency Contracts††	—	$2,187,074	—	2,187,074
Total	$621,676	$2,187,074	—	$2,808,750

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
U.S. Low Volatility High Dividend Index ETF

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$543,066,207	—	—	$543,066,207
Short-Term Investments†	4,031,341	—	—	4,031,341
Total Investments	$547,097,548	—	—	$547,097,548
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Futures Contracts††	$31,138	—	—	$31,138

†	See Schedule of Investments for additional detailed categorizations.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
(b) Futures contracts. The Funds use futures contracts generally to gain or manage exposure to certain asset classes, sectors, or markets or for cash management purposes. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the Funds are required to deposit cash or securities with a broker in an amount equal to a certain percentage of the contract amount. This is known as the ‘‘initial margin’’ and subsequent payments (‘‘variation margin’’) are made or received by the Funds each day, depending on the daily fluctuation in the value of the contract. For certain futures, including foreign denominated futures, variation margin is not settled daily, but is recorded as a net variation margin payable or receivable. The daily changes in contract value are recorded as unrealized appreciation or depreciation in the Statements of Operations and the Funds recognize a realized gain or loss when the contract is closed.
Futures contracts involve, to varying degrees, risk of loss in excess of the amounts reflected in the financial statements. In addition, there is the risk that the Funds may not be able to enter into a closing transaction because of an illiquid secondary market.
(c) Forward foreign currency contracts. The Funds enter into a forward foreign currency contract to hedge against foreign currency exchange rate risk on its non-U.S. dollar denominated securities or to facilitate settlement of a foreign currency denominated portfolio transaction. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price with delivery and settlement at a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is closed, through either delivery or offset by entering into another forward foreign currency contract, the Funds recognize a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it is closed.
Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected on the Statements of Assets and Liabilities. The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
(d) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.
The Funds do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.
Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.
(e) Foreign investment risks. The Funds’ investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or may pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Funds. Foreign investments may also subject the Funds to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.
(f) Counterparty risk and credit-risk-related contingent features of derivative instruments. The Funds may invest in certain securities or engage in other transactions where the Funds are exposed to counterparty credit risk in addition to broader market risks. The Funds may invest in securities of issuers, which may also be considered counterparties as trading partners in other transactions. This may increase the risk of loss in the event of default or bankruptcy by the counterparty or if the counterparty otherwise fails to meet its contractual obligations. The Funds’ subadviser attempts to mitigate counterparty risk by (i) periodically assessing the creditworthiness of its trading partners, (ii) monitoring and/or limiting the amount of its net exposure to each individual counterparty based on its assessment and (iii) requiring collateral from the counterparty for certain transactions. Market events and changes in overall economic conditions may impact the assessment of such counterparty risk by the subadviser. In addition, declines in the values of underlying collateral received may expose the Funds to increased risk of loss.
With exchange traded and centrally cleared derivatives, there is less counterparty risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, the Funds do not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default of the clearing broker or clearinghouse.
The Funds have entered into master agreements, such as an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement, with certain of its derivative counterparties that govern over-the-counter (“OTC”) derivatives and provide for general obligations, representations, agreements, collateral posting terms, netting provisions in the event of default or termination and credit related contingent features. The credit related contingent features include, but are not limited to, a percentage decrease in the Funds’ net assets or net asset value per share over a specified period of time. If these credit related contingent features were triggered, the derivatives counterparty could terminate the positions and demand payment or require additional collateral.
Under an ISDA Master Agreement, the Funds may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. However, absent an event of default by the counterparty or a termination of the agreement, the terms of the ISDA Master Agreements do not result in an offset of reported amounts of financial assets and financial liabilities in the Statements of Assets and Liabilities across transactions between the Funds and the applicable counterparty. The enforceability of the right to offset may vary by jurisdiction.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Collateral requirements differ by type of derivative. Collateral or margin requirements are set by the broker or exchange clearinghouse for exchange traded derivatives while collateral terms are contract specific for OTC traded derivatives. Cash collateral that has been pledged to cover obligations of the Funds under derivative contracts, if any, will be reported separately in the Statements of Assets and Liabilities. Securities pledged as collateral, if any, for the same purpose are noted in the Schedules of Investments.
As of March 31, 2025, International Low Volatility High Dividend Index ETF held forward foreign currency contracts with credit related contingent features which had a liability position of $2,187,074. If a contingent feature in the master agreements would have been triggered, the Fund would have been required to pay this amount to its derivatives counterparties.
(g) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities) is recorded on the accrual basis. Amortization of premiums and accretion of discounts on debt securities are recorded to interest income over the lives of the respective securities, except for premiums on certain callable debt securities, which are amortized to the earliest call date. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after International Low Volatility High Dividend Index ETF determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Funds may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.
(h) REIT distributions. The character of distributions received from Real Estate Investment Trusts (‘‘REITs’’) held by the Funds is generally comprised of net investment income, capital gains, and return of capital. It is the policy of the Funds to estimate the character of distributions received from underlying REITs based on historical data provided by the REITs. After each calendar year end, REITs report the actual tax character of these distributions. Differences between the estimated and actual amounts reported by the REITs are reflected in the Funds’ records in the year in which they are reported by the REITs by adjusting related investment cost basis, capital gains and income, as necessary.
(i) Distributions to shareholders. Distributions from net investment income of the Funds, if any, are declared and paid on a quarterly basis. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
(j) Federal and other taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Funds’ financial statements.
Management has analyzed the Funds’ tax positions taken on income tax returns for all open tax years and has concluded that as of March 31, 2025, no provision for income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.
Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
As a result of several court cases, in certain countries across the European Union, International Low Volatility High Dividend Index ETF filed additional tax reclaims for previously withheld taxes on dividends earned in those countries (“EU reclaims”). Income recognized, if any, for EU reclaims is reflected as European Union tax reclaims in the Statements of Operations and any related receivable is reflected as European Union tax reclaims receivable in the Statements of Assets and Liabilities. Any fees associated with these filings are reflected as European Union tax reclaims contingency fees in the Statements of operations. When uncertainty exists as to the ultimate resolution of these proceedings, the likelihood of receipt of these EU reclaims, and the potential timing of payment, no amounts are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by International Low Volatility High Dividend Index ETF, if any, reduce the amount of foreign taxes Fund shareholders can use as tax deductions or credits on their income tax returns.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
(k) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
International Low Volatility High Dividend Index ETF(a)	$(23,948,378)	$23,948,378
U.S. Low Volatility High Dividend Index ETF(b)	(8,649,714)	8,649,714
(a)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities and distributions paid in connection with the redemption of Fund shares.
(b)
Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.
2. Investment management agreement and other transactions with affiliates
Franklin Templeton Fund Adviser, LLC (“FTFA”) is each Fund’s investment manager. Franklin Advisers is each Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Fund’s cash and short-term instruments allocated to it. FTFA, Franklin Advisers and Western Asset are indirect, wholly-owned subsidiaries of Franklin Resources, Inc. (“Franklin Resources”).
FTFA provides administrative and certain oversight services to the Funds. FTFA delegates to the subadviser the day-to-day portfolio management of the Funds. Each Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to FTFA under the investment management agreement.
Under the investment management agreement and subject to the general supervision of the Funds’ Board, FTFA as to each Fund provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure.
Each Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of the Fund’s average daily net assets as follows:

Annualized Fee Rate
International Low Volatility High Dividend Index ETF	0.40%
U.S. Low Volatility High Dividend Index ETF	0.27%
As compensation for its subadvisory services, FTFA as to each Fund pays Franklin Advisers 90% of the investment management fee paid by the Fund to FTFA, net of (i) all fees and expenses incurred by FTFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. FTFA as to each Fund pays Western Asset monthly a fee of 0.02% of the portion of each Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.
Franklin Distributors, LLC (“Franklin Distributors”) serves as the distributor of Creation Units for the Funds on an agency basis. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.
The Funds’ Board has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, each  Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Funds, and there are no current plans to impose these fees.
All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.
3. Investments
During the year ended March 31, 2025, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

	Purchases	Sales
International Low Volatility High Dividend Index ETF	$1,446,598,818	$1,244,317,914
U.S. Low Volatility High Dividend Index ETF	276,947,561	280,260,184

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

During the year ended March 31, 2025, in-kind transactions (Note 5) were as follows:

	Contributions	Redemptions	Realized gain (loss)*
International Low Volatility High Dividend Index ETF	$1,256,526,021	$101,740,310	$22,863,835
U.S. Low Volatility High Dividend Index ETF	19,934,299	187,309,856	10,669,854

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.
The in-kind contributions and in-kind redemptions shown in this table may not agree with the Funds’ Share Transactions on the Statements of Changes in Net Assets. This table represents the accumulation of each Fund’s daily net shareholder transactions while the Statements of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.
At March 31, 2025, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	International Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$2,210,589,703	$162,663,052	$(68,590,924)	$94,072,128
Futures contracts	—	—	(621,676)	(621,676)
Forward foreign currency contracts	—	11,314,285	(2,187,074)	9,127,211

	U.S. Low Volatility High Dividend Index ETF
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Securities	$496,052,470	$70,045,396	$(19,000,318)	$51,045,078
Futures contracts	—	—	(31,138)	(31,138)
4. Derivative instruments and hedging activities
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2025.
International Low Volatility High Dividend Index ETF

ASSET DERIVATIVES[1]
Foreign Exchange Risk
Forward foreign currency contracts	$11,314,285

LIABILITY DERIVATIVES[1]
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts[2]	—	$621,676	$621,676
Forward foreign currency contracts	$2,187,074	—	2,187,074
Total	$2,187,074	$621,676	$2,808,750

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$1,205,798	$1,205,798
Forward foreign currency contracts	$23,208,245	—	23,208,245
Total	$23,208,245	$1,205,798	$24,414,043

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
	Foreign Exchange Risk	Equity Risk	Total
Futures contracts	—	$(652,470)	$(652,470)
Forward foreign currency contracts	$(2,172,827)	—	(2,172,827)
Total	$(2,172,827)	$(652,470)	$(2,825,297)
During the year ended March 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$6,863,376
Forward foreign currency contracts (to sell)	1,323,451,225
The following table presents the Fund’s OTC derivative assets and liabilities by counterparty net of amounts available for offset under an ISDA Master Agreement and net of the related collateral pledged (received) by the Fund as of March 31, 2025.

Counterparty	Gross Assets Subject to Master Agreements[1]	Gross Liabilities Subject to Master Agreements[1]	Net Assets (Liabilities) Subject to Master Agreements	Collateral Pledged (Received)	Net Amount[2,3]
State Street Global Markets, LLC	$2,713,992	$(2,040,251)	$673,741	—	$673,741
UBS Securities LLC	8,600,293	(146,823)	8,453,470	—	8,453,470
Total	$11,314,285	$(2,187,074)	$9,127,211	—	$9,127,211

[1]	Absent an event of default or early termination, derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.
[2]	Net amount may also include forward foreign currency exchange contracts that are not required to be collateralized.
[3]	Represents the net amount receivable (payable) from (to) the counterparty in the event of default.
Below is a table, grouped by derivative type, that provides information about the fair value and the location of derivatives within the Statements of Assets and Liabilities at March 31, 2025.
U.S. Low Volatility High Dividend Index ETF

LIABILITY DERIVATIVES[1]
Equity Risk
Futures contracts[2]	$31,138

[1]	Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation and for liability derivatives is payables/net unrealized depreciation.
[2]
Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. Only net variation margin is reported within the receivables and/or payables on the Statements of Assets and Liabilities.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

The following tables provide information about the effect of derivatives and hedging activities on the Fund’s Statement of Operations for the year ended March 31, 2025. The first table provides additional detail about the amounts and sources of gains (losses) realized on derivatives during the period. The second table provides additional information about the change in net unrealized appreciation (depreciation) resulting from the Fund’s derivatives and hedging activities during the period.

AMOUNT OF NET REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$243,333

CHANGE IN NET UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED
Equity Risk
Futures contracts	$(68,708)
During the year ended March 31, 2025, the volume of derivative activity for the Fund was as follows:

Average Market Value
Futures contracts (to buy)	$3,190,916
5. Fund share transactions
At March 31, 2025, the Funds had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Each Fund’s shares are issued and redeemed by the Funds only in Creation Units or Creation Unit aggregations, where 60,000 and 50,000 shares of International Low Volatility High Dividend Index ETF and U.S. Low Volatility High Dividend Index ETF, respectively, constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of each Fund on the transaction date. Transactions in capital shares of the Funds are disclosed in detail in the Statements of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Such transactions fees are treated as increases in capital and are disclosed in the Funds’ Statements of Changes in Net Assets. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.
6. Income tax information and distributions to shareholders
The tax character of distributions paid during the fiscal year ended March 31, 2025 was as follows:

	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Distributions paid from:
Ordinary income	$64,568,689	$23,243,543
Net long-term capital gains	3,995,112	—
Total distributions paid	$68,563,801	$23,243,543
The tax character of distributions paid during the fiscal period ended March 31, 2024 was as follows:

	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Distributions paid from:
Ordinary income	$40,153,788	$36,357,087
Net long-term capital gains	5,965,273	—
Total distributions paid	$46,119,061	$36,357,087

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Notes to Financial Statements (cont’d)
As of March 31, 2025, the components of distributable earnings (loss) on a tax basis were as follows:

	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Undistributed ordinary income — net	$30,270,479	$3,369,391
Undistributed long-term capital gains — net	17,911,567	—
Total undistributed earnings	$48,182,046	$3,369,391
Deferred capital losses*	—	(202,874,033)
Other book/tax temporary differences	(7,523,586)(a)	(53,700)(b)
Unrealized appreciation (depreciation)	102,615,281 (c)	51,013,940 (d)
Total distributable earnings (loss) — net	$143,273,741	$(148,544,402)

*
These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to the treatment of EU reclaims and the realization for tax purposes of unrealized gains (losses) on futures and foreign currency contracts.
(b)	Other book/tax temporary differences are attributable to the realization for tax purposes of unrealized gains (losses) on futures contracts and the treatment of capital gains tax.
(c)
The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

(d)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and other book/tax basis adjustments.
7. Recent accounting pronouncement
In December 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2023-09, Income Taxes (Topic 740) – Improvements to Income Tax Disclosures. The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while removing certain disclosure requirements. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact and believes that the adoption of the ASU will not have a material impact on the financial statements.
8. Operating segments
The Funds have adopted the Financial Accounting Standards Board (FASB) Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. The update is limited to disclosure requirements and does not impact the Funds’ financial position or results of operations.
The Funds operate as a single operating segment, which is an investment portfolio. The Funds’ Investment Manager serves as the Chief Operating Decision Maker (CODM), evaluating fund-wide results and performance under a unified investment strategy. The CODM uses these measures to assess fund performance and allocate resources effectively. Internal reporting provided to the CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statements of Assets and Liabilities and the Statements of Operations, along with the related Notes to Financial Statements. The Funds’ Schedule of Investments provides details of the Funds’ investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial Highlights.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF (two of the funds constituting Legg Mason ETF Investment Trust, hereafter collectively referred to as the “Funds”) as of March 31, 2025, the related statements of operations for the year ended March 31, 2025, the statements of changes in net assets for each of the two years in the period ended March 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended March 31, 2025, the period November 1, 2021 through March 31, 2022 and each of the two years in the period ended October 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of March 31, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended March 31, 2025 and each of the financial highlights for each of the three years in the period ended March 31, 2025, the period November 1, 2021 through March 31, 2022 and each of the two years in the period ended October 31, 2021 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2025 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
San Francisco, California
May 21, 2025
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Low Volatility High Dividend Index ETFs 2025 Annual Report

Important Tax Information (unaudited)
By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Funds is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Funds hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended March 31, 2025:

	Pursuant to:	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$5,352,679	—
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	—	$18,252,119
Qualified Dividend Income Earned (QDI)	§854(b)(1)(B)	$61,383,003	$18,788,417
Short-Term Capital Gain Dividends Distributed	§871(k)(2)(C)	$18,076,780	—
Qualified Business Income Dividends Earned	§199A	—	$2,655,779
Under Section 853 of the Internal Revenue Code, the Funds intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Funds during the fiscal year ended March 31, 2025:

	International Low Volatility High Dividend Index ETF	U.S. Low Volatility High Dividend Index ETF
Foreign Taxes Paid	$5,683,598	—
Foreign Source Income Earned	$65,061,404	—

Franklin Low Volatility High Dividend Index ETFs

Changes in and Disagreements with Accountants	For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders	For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others	For the period covered by this report
Not applicable. Remuneration paid to directors, officers, and others is included as part of the all-inclusive management fee and not paid directly by the fund.

Franklin Low Volatility High Dividend Index ETFs

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Franklin
Low Volatility High Dividend Index ETFs
Trustees
Alison J. Baumann*
Rohit Bhagat**
Chair
Deborah D. McWhinney
Patrick O’Connor*
Anantha K. Pradeep
Investment manager
Franklin Templeton Fund Adviser, LLC
Subadviser
Franklin Advisers, Inc.
Custodian
The Bank of New York Mellon
Transfer agent
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent registered public accounting firm
PricewaterhouseCoopers LLP
San Francisco, CA
*
Effective October 8, 2024, Ms. Baumann and Mr. O’Connor became Trustees of the Fund.
**
Effective October 8, 2024, Mr. Bhagat became Chair of the Board.
Franklin Low Volatility High Dividend Index ETFs
Franklin International Low Volatility High Dividend Index ETF
Franklin U.S. Low Volatility High Dividend Index ETF
The Funds are separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.
Franklin Low Volatility High Dividend Index ETFs
Legg Mason Funds
620 Eighth Avenue, 47th Floor
New York, NY 10018
The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Funds at 1-877-721-1926.
Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Funds at 1-877-721-1926, (2) at www.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.
This report is submitted for the general information of the shareholders of Franklin International Low Volatility High Dividend Index ETF and Franklin U.S. Low Volatility High Dividend Index ETF. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a current prospectus.
Investors should consider each Fund’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Funds. Please read the prospectuses carefully before investing.
www.franklintempleton.com
© 2025 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

ETF Index Disclaimers
Franklin International Low Volatility High Dividend Index ETF
The MSCI World ex-US IMI Index (the “MSCI Index”) was used by Franklin Advisers, Inc. (“Franklin Advisers”), the Fund’s subadviser, as the reference universe for selection of the component securities included in the Franklin International Low Volatility High Dividend Hedged Index (the “Underlying Index”). MSCI Inc. does not in any way sponsor, support, promote or endorse the Underlying Index or Franklin International Low Volatility High Dividend Index ETF (the “Fund”). MSCI Inc. was not and is not involved in any way in the creation, calculation, maintenance or review of the Underlying Index. The MSCI Index was provided on an “as is” basis. MSCI Inc., its affiliates and any other person or entity involved in or related to compiling, computing or creating the MSCI Index (collectively, the “MSCI Parties”) expressly disclaim all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose). Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including without limitation lost profits) or any other damages in connection with the MSCI Index, the Underlying Index or the Fund.
The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or the Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in this Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in this Fund.
Franklin Advisers does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or  use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

Franklin U.S. Low Volatility High Dividend Index ETF
Solactive AG does not sponsor, promote, sell or support in any manner the Franklin Low Volatility High Dividend Index ETF (the “Fund”). Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Solactive US Broad Market Index (the “Solactive Index” or the “Underlying Index”) and/or Solactive Index trade mark or the Solactive Index Price at any time or in any other respect. The Solactive Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Solactive Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Solactive Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Solactive Index by Solactive AG nor the licensing of the Solactive Index or Solactive Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.
Solactive AG does not offer any express or implicit guarantee or assurance either with regard to the results of using the Fund’s Underlying Index and/or Underlying Index trade mark or the Underlying Index Price at any time or in any other respect. The Fund’s Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade mark for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.
Franklin Advisers, Inc. (“Franklin Advisers”) does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Franklin Advisers shall not have any liability for any errors, omissions or interruptions therein. Franklin Advisers makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index, or any data included therein, either in connection with the Fund or for any other use. Franklin Advisers makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Franklin Advisers have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

LMETF-AFSOI 5/25
© 2025 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	May 29, 2025

By:	/s/ Vivek Pai
Vivek Pai
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	May 29, 2025